INVESTMENTS (Details Narrative) - CAD ($)	Oct. 27, 2021	Mar. 10, 2021
Disclosure Investments Abstract
Number of shares purchased	50,000	1,428,571
Number of shares purchased, value	$ 100,000	$ 500,000
warrant, exercise price		$ 0.50
Warrants expiration date		Mar. 17, 2023